Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Redeemable Non-controlling Interest	Common Stock	Common Stock and Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning Balance at Dec. 31, 2014	$ 3,388,633			$ 770,759	$ 355,867	$ (28,298)	$ 2,290,305
Beginning Balance, Shares at Dec. 31, 2014			72,501,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	405,460				82,151		323,309
Reclassification of redeemable non-controlling interest in net income	(13,280)						(13,280)
Other comprehensive income	13,407					13,407	0
Dividends declared	(480,460)				(126,391)		(354,069)
Reinvested dividends	10			10
Reinvested dividends, Shares			1,000
Exercise of stock options and other (note 12)	$ 1,217			1,217
Exercise of stock options and other (note 12), Shares	36,000		209,000
Employee stock compensation and other (note 12)	$ 3,032			3,032
Dilution loss on equity issuances of subsidiaries (note 5)	(152,729)				(152,729)
Changes to non-controlling interest from equity contributions and other	535,784						535,784
Ending Balance at Dec. 31, 2015	3,701,074			775,018	158,898	(14,891)	2,782,049
Ending Balance, Shares at Dec. 31, 2015			72,711,000
Beginning balance at Dec. 31, 2014		$ 12,842
Redeemable Non-controlling Interest
Reclassification of redeemable non-controlling interest in net income	13,280
Dividends declared	(20,201)
Changes to non-controlling interest from equity contributions and other	249,750
Ending balance at Dec. 31, 2015	255,671
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	86,664				(123,182)		209,846
Reclassification of redeemable non-controlling interest in net income	(25,342)						(25,342)
Other comprehensive income	5,218					3,241	1,977
Dividends declared	(138,363)				(17,562)		(120,801)
Reinvested dividends	$ 4			4
Reinvested dividends, Shares			1,000
Exercise of stock options and other (note 12), Shares	0		102,000
Employee stock compensation and other (note 12)	$ 6,591			6,591
Equity offerings (note 12)	105,462			105,462
Equity offerings (note 12), Shares			13,336,000
Dilution loss on equity issuances of subsidiaries (note 5)	9,732				9,732
Changes to non-controlling interest from equity contributions and other	338,253				(4,993)	1,047	342,199
Ending Balance at Dec. 31, 2016	$ 4,089,293			887,075	22,893	(10,603)	3,189,928
Ending Balance, Shares at Dec. 31, 2016	86,149,975		86,150,000
Redeemable Non-controlling Interest
Reclassification of redeemable non-controlling interest in net income	$ 25,342
Dividends declared	(27,058)
Changes to non-controlling interest from equity contributions and other	(4,853)
Ending balance at Dec. 31, 2016	249,102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(529,072)				(163,276)		(365,796)
Reclassification of redeemable non-controlling interest in net income	(18,610)						(18,610)
Other comprehensive income	5,347					3,973	1,374
Dividends declared	(126,648)				(19,039)		(107,609)
Reinvested dividends	$ 4			4
Reinvested dividends, Shares			1,000
Exercise of stock options and other (note 12), Shares	3,000		112,000
Employee stock compensation and other (note 12)	$ 6,363			6,363
Equity offerings (note 12)	25,636			25,636
Equity offerings (note 12), Shares			2,864,000
Dilution loss on equity issuances of subsidiaries (note 5)	23,530				23,530
Impact of deconsolidation of Teekay Offshore (note 3)	(881,830)					643	(882,473)
Changes to non-controlling interest from equity contributions and other	285,643					(8)	285,651
Ending Balance at Dec. 31, 2017	$ 2,879,656			$ 919,078	$ (135,892)	$ (5,995)	$ 2,102,465
Ending Balance, Shares at Dec. 31, 2017	89,127,041		89,127,000
Redeemable Non-controlling Interest
Reclassification of redeemable non-controlling interest in net income	$ 18,610
Dividends declared	(13,699)
Impact of deconsolidation of Teekay Offshore (note 3)	(255,802)
Changes to non-controlling interest from equity contributions and other	1,789
Ending balance at Dec. 31, 2017	$ 0